Restructuring - Summary of Details of Movement in Restructuring Charges (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Restructuring Reserve [Roll Forward]
Opening provision	$ 31,474	$ 6,999
Charge during the period*	76,723	76,392
Utilization	(63,731)	(51,917)
Closing provision	$ 44,466	$ 31,474